Note 11 - Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Notes to Financial Statements
Subsequent Events [Text Block]
9.
Subsequent Event

On
May 1, 2020,
the Company the Company executed an unsecured promissory note with a lender as a part of the Payroll Protection Program (“PPP”) in the Coronavirus Aid, Relief, and Economic Security Act. Funds totaling approximately
$102,000
will be used to support Company payroll. The note
may
be forgiven in part and bears an interest rate of
1%
per annum after a
six
-month deferment period.

11 .	Subsequent Event s

On
February 21, 2020
the company entered an agreement with an investment banking firm.  A portion of the retainer fee was paid via the issuance of
75,000
5
-year warrants.  The fair market value of the warrants issued of approximately
$148,000
will be capitalized and charged against future proceeds.